Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Income	$ 318,024	$ 145,250	$ 13,697
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	32,170	(11,642)	(3,499)
Comprehensive income	350,194	133,608	10,198
Less: comprehensive loss attributed to the non-controlling interest	(494)
Comprehensive income attributable to Momo Inc.	$ 350,688	$ 133,608	$ 10,198